Schedule III - Real Estate and Accumulated Depreciation - Reconciliation of Real Estate (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
SEC Schedule III, Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Balance at beginning of year	$ 9,965,185
Additions	1,511,390
Impairments	0
Dispositions and write-offs	(8,405)
Balance at end of year	11,468,170
Borgata
SEC Schedule III, Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Additions	$ 1,300,000